Financial instruments and related disclosures - Summary of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Carrying amount	£ 11,073	£ 11,086
Fair value	11,073	11,086
Financial liabilities	(37,269)	(36,744)
Financial liabilities, at fair value	(37,264)	(36,499)
Net financial assets and financial liabilities excluding lease liabilities	(26,196)	(25,658)
Net financial assets and financial liabilities excluding lease liabilities, at fair value	(26,191)	(25,413)
Financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(16,890)	(15,884)
Borrowings excluding obligations under finance lease, at fair value	(16,885)	(15,639)
Financial liabilities measured at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(13,185)	(13,160)
Financial liabilities, at fair value	(13,185)	(13,160)
Financial liabilities measured at amortised cost | Other provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(306)	(182)
Financial liabilities, at fair value	(306)	(182)
Financial liabilities measured at amortised cost | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(13)	(46)
Financial liabilities, at fair value	(13)	(46)
– bonds in a designated hedging relationship | Financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(6,524)	(5,346)
Borrowings excluding obligations under finance lease, at fair value	(6,388)	(5,278)
– other bonds | Financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(8,973)	(9,774)
Borrowings excluding obligations under finance lease, at fair value	(9,104)	(9,597)
– bank loans and overdrafts | Financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(314)	(762)
Borrowings excluding obligations under finance lease, at fair value	(314)	(762)
– commercial paper in a designated hedging relationship | Financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	0	0
Borrowings excluding obligations under finance lease, at fair value	0	0
– other commercial paper | Financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(1,078)	0
Borrowings excluding obligations under finance lease, at fair value	(1,078)	0
– other borrowings | Financial liabilities measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance lease	(1)	(2)
Borrowings excluding obligations under finance lease, at fair value	(1)	(2)
Financial liabilities mandatorily measured at fair value through profit or loss | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,733)	(7,280)
Financial liabilities, at fair value	(6,733)	(7,280)
Other non-current assets | Financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2	5
Fair value	2	5
Other non-current assets | Financial assets mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount	14	31
Fair value	14	31
Trade and other receivables | Financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount	4,091	3,733
Fair value	4,091	3,733
Trade and other receivables | Financial assets measured at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,346	2,163
Fair value	2,346	2,163
Trade and other receivables | Financial assets mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount	56	53
Fair value	56	53
Liquid investments | Financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount	9	21
Fair value	9	21
Cash and cash equivalents | Financial assets measured at amortised cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,604	2,590
Fair value	1,604	2,590
Cash and cash equivalents | Financial assets mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,793	1,280
Fair value	1,793	1,280
Other investments designated at FVTOCI | Financial assets measured at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Carrying amount	788	843
Fair value	788	843
Current equity investments and other investments | Financial assets mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount	249	257
Fair value	249	257
Held for trading derivatives that are not in a designated and effective hedging relationship | Financial assets mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Carrying amount	15	75
Fair value	15	75
Held for trading derivatives that are not in a designated and effective hedging relationship | Financial liabilities mandatorily measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(54)	(35)
Financial liabilities, at fair value	(54)	(35)
Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)
Disclosure of detailed information about financial instruments [line items]
Carrying amount	106	35
Fair value	106	35
Financial liabilities	(88)	(157)
Financial liabilities, at fair value	£ (88)	£ (157)